CAPITAL STOCK (Details Narrative) - USD ($)										3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 26, 2025	Jul. 31, 2025	Sep. 25, 2024	May 15, 2024	Mar. 26, 2024	Mar. 05, 2024	Feb. 06, 2024	Jan. 31, 2024	Jan. 19, 2024	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Class of Stock [Line Items]
Total authorized shares										350,000,000			350,000,000
Common stock shares authorized										300,000,000			300,000,000		300,000,000
Common stock par value										$ 0.001			$ 0.001		$ 0.001
Stock issued for compensation, value												$ 195,000
Legal settlement													$ 19,750
Stock issued for conversion of debt, shares issued														24,742
Share-based compensation expense										$ 41,188	$ 0		138,688	$ 300,225
Loss from discontinued operations										$ 0	$ 0		0	111,312
Unearned stock-based compensation													$ 17,213	$ 0
Convertible Notes Payable [Member]
Class of Stock [Line Items]
Stock issued for conversion of debt, shares issued													0	408
Convertible Notes Payable [Member]
Class of Stock [Line Items]
Stock issued for conversion of debt, shares issued													64,165	408
Investor [Member]
Class of Stock [Line Items]
Stock issued new, shares						2,500							5,000
Selling, general and administrative expense						$ 11,617							$ 97,500
Fair value per share						$ 4.65
Employee [Member]
Class of Stock [Line Items]
Stock issued for services, shares		834
Share-based compensation expense		$ 12,500
Six Previous Owners [Member] | Red Rock Settlement [Member]
Class of Stock [Line Items]
Stock issued new, shares							12,370
Fair value per share							$ 9.00
Loss from discontinued operations							$ 111,312							$ 111,312
Three Board [Member]
Class of Stock [Line Items]
Stock issued new, shares					10,002
Fair value per share					$ 19.50
Share based compensation expense					$ 195,000
Annual Retainer Grants For Fiscal Year 2024 [Member] | Three Board Members [Member] | Equity Incentive Plan 2024 [Member]
Class of Stock [Line Items]
Share-based compensation expense	$ 22,950
Stock issued for compensation, shares	5,001
Annual Retainer Grants For Fiscal Year 2025 [Member] | Three Board Members [Member] | Equity Incentive Plan 2024 [Member]
Class of Stock [Line Items]
Share-based compensation expense	$ 5,738
Stock issued for compensation, shares	5,001
Shares vested during period	1,250
Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized										50,000,000			50,000,000
Preferred stock par value										$ 0.001			$ 0.001
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized										2			2
Preferred stock, shares issued										2			2		2
Preferred stock, shares outstanding										2			2		2
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized										3,000,000			3,000,000		3,000,000
Preferred stock par value										$ 4.00			$ 4.00		$ 4.00
Preferred stock, shares issued										0			0		1,279,867
Preferred stock, shares outstanding										0			0		1,279,867
Number of shares exchanged													300,000
Conversion of stock, shares													1,579,867	1,385,549
Series B Preferred Stock [Member] | Common Stock [Member]
Class of Stock [Line Items]
Conversion of stock, shares													1,053,248	923,724
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized										500			500		500
Preferred stock par value										$ 4.00			$ 4.00		$ 4.00
Preferred stock, shares issued										0			0		74
Preferred stock, shares outstanding										0			0		74
Number of shares exchanged													6
Conversion of stock, shares													80	78
Series C preferred stock cancelled														2
Series C Preferred Stock [Member] | Common Stock [Member]
Class of Stock [Line Items]
Conversion of stock, shares													266,668	260,050
Series E Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized										1,000,000			1,000,000		1,000,000
Preferred stock par value										$ 4.00			$ 4.00		$ 4.00
Preferred stock, shares issued										0			0		175,375
Preferred stock, shares outstanding										0			0		175,375
Number of shares exchanged													54,000
Conversion of stock, shares													229,375	80,375
Series E Preferred Stock [Member] | Common Stock [Member]
Class of Stock [Line Items]
Conversion of stock, shares													152,917	53,584
Series F-1 Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized										50,000			50,000		50,000
Preferred stock par value										$ 4.00			$ 4.00		$ 4.00
Preferred stock, shares issued										3,875			3,875		3,875
Preferred stock, shares outstanding										3,875			3,875		3,875
Conversion of stock, shares														26,252
Series F-1 Preferred Stock [Member] | Common Stock [Member]
Class of Stock [Line Items]
Conversion of stock, shares														17,505
Series I Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized										15,000,000			15,000,000		15,000,000
Preferred stock par value										$ 4.00			$ 4.00		$ 4.00
Preferred stock, shares issued										10,075,092			10,075,092		10,469,092
Preferred stock, shares outstanding										10,075,092			10,075,092		10,469,092
Number of shares exchanged													391,500
Conversion of stock, shares													2,500	3,477,000
Series I Preferred Stock [Member] | Board of Directors Chairman [Member]
Class of Stock [Line Items]
Stock issued for compensation, shares									62,500
Series I Preferred Stock [Member] | Chief Executive Officer [Member]
Class of Stock [Line Items]
Stock issued for compensation, value									$ 250,000
Series I Preferred Stock [Member] | Chief Financial Officer [Member]
Class of Stock [Line Items]
Stock issued new, shares								5,000
Stock issued new, value								$ 20,000
Series I Preferred Stock [Member] | Chief Accounting Officer [Member]
Class of Stock [Line Items]
Stock issued new, shares								2,500
Stock issued new, value								$ 10,000
Series I Preferred Stock [Member] | Common Stock [Member]
Class of Stock [Line Items]
Conversion of stock, shares													1,667	2,318,013
Series J Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized										2,000,000			2,000,000
Preferred stock, shares issued										0			0		0
Preferred stock, shares outstanding										0			0		0
Conversion of stock, shares														1,713,584
Series J Preferred Stock [Member] | Common Stock [Member]
Class of Stock [Line Items]
Conversion of stock, shares														1,142,391
Series L Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized										400,000			400,000		400,000
Preferred stock par value										$ 4.00			$ 4.00		$ 4.00
Preferred stock, shares issued										319,493			319,493		319,493
Preferred stock, shares outstanding										319,493			319,493		319,493
Series N Senior Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized										3,000,000			3,000,000
Preferred stock, shares issued										1,006,857			1,006,857		921,636
Preferred stock, shares outstanding										1,006,857			1,006,857		921,636
Dividends payable										$ 340,877			$ 340,877
Common stock dividends													85,221
Conversion of stock, shares													85,221
Issuance of convertible preferred stock, value													$ 340,877
Series R Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized										5,000			5,000
Preferred stock, shares issued										0			0		0
Preferred stock, shares outstanding										0			0		0
Dividends payment															$ 0
Series X Senior Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized										5,000,000			5,000,000
Preferred stock, shares issued										427,690			427,690		397,464
Preferred stock, shares outstanding										427,690			427,690		397,464
Conversion of stock, shares													30,226
Issuance of convertible preferred stock, value													$ 120,900
Series Y Senior Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized										1,500,000			1,500,000		1,500,000
Preferred stock par value										$ 4.00			$ 4.00		$ 4.00
Preferred stock, shares issued										1,041,764			1,041,764		979,125
Preferred stock, shares outstanding										1,041,764			1,041,764		979,125
Common stock dividends													62,639
Cumulative dividends													$ 301,470
Cumulative accrued dividends										$ 50,000			50,000
Total dividends payable													$ 33,108
Number of shares exchanged			16,206	938,908
Conversion of stock, shares													62,639
Issuance of convertible preferred stock, value			$ 64,824	$ 3,755,632									$ 250,554
Series R Preferred Stock [Member]
Class of Stock [Line Items]
Series C preferred stock cancelled														165
Series N Preferred Stock [Member]
Class of Stock [Line Items]
Stock issued for conversion of debt, shares issued														78,303
Series X Preferred Stock [Member]
Class of Stock [Line Items]
Stock issued for conversion of debt, shares issued														78,303
Series Y Preferred Stock [Member]
Class of Stock [Line Items]
Stock issued for conversion of debt, shares issued														78,303